EQUITY ISSUANCES AND REPURCHASES	12 Months Ended
Dec. 31, 2015
Partners' Capital Notes [Abstract]
EQUITY ISSUANCES AND REPURCHASES
EQUITY ISSUANCES AND REPURCHASES

The following table summarizes the issuances of common and general partner units during the three years ended December 31, 2015:

Date	Number of Common Units Issued[1]	Offering Price	Gross Proceeds (in thousands of $)[2]	Net Proceeds (in thousands of $)	Golar’s Ownership after the Offering[3]	Use of Proceeds
January 2013	4,316,947	$29.74	131,006	130,244	50.9%	Acquisition of the Golar Maria
December 2013	5,100,000	$29.10	151,439	150,342	41.4%	Acquisition of the Golar Igloo
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[1] Includes common units issued by us to Golar in a private placement made concurrent to the public offering of 416,947 common units in January 2013. There was no private placement of common units to Golar in the December 2013 offering, however, 3,400,000 of our common units held by Golar were sold to the public in a secondary offering.
[2] Includes General Partner’s 2% proportionate capital contribution.
[3] Includes Golar’s 2% general partner interest in the Partnership.

The following table shows the movement in the number of common units, subordinated units and general partner units during the years ended December 31, 2015, 2014 and 2013:

(in units)	Common Units	Subordinated Units	GP Units
December 31, 2012	36,246,149	15,949,831	1,065,225
January 2013 offerings	4,316,947	—	88,101
December 2013 offerings	5,100,000	—	104,082
December 31, 2013 and 2014	45,663,096	15,949,831	1,257,408
December 2015 common unit repurchase and cancellation program	(496,000)	—	—
December 31, 2015	45,167,096	15,949,831	1,257,408

In January 2015, 7,170,000 of our common units representing limited partner interests in the Partnership held by Golar were sold to the public in a secondary offering.

In December 2015, our Board of Directors approved a common unit repurchase program of up to $25.0 million of the outstanding common units of the Partnership in the open market over a two year period. As of December 31, 2015, we had repurchased a total of 496,000 million units for an aggregate cost of $6.0 million. In accordance with the provisions of the Partnership agreement, all units repurchased are deemed canceled and not outstanding, with immediately effect.

Month of repurchase	Total number of common units purchased	Average price paid per common unit	Total number of common units purchased as part of publicly announced plans or program	Maximum value of common units that may be purchased under the plans or program
December 2015	496,000	$12.03	496,000
As of December 31, 2015	496,000		496,000	$19,035,042

Golar’s purchase of equity securities

In August 2015, the Board of Directors of Golar approved a common unit purchase program under which Golar may purchase up to $25.0 million worth of our outstanding common units in open market purchases. Between August and September 2015, Golar purchased a total of 240,000 common units in a series of open market transactions, at a combined total cost of $5.0 million.

Month of repurchase	Total number of common units purchased	Average price paid per common unit	Total number of common units purchased as part of publicly announced plans or program	Maximum number of common units that may be purchased under the plans or program
August 2015	167,000	$20.81	167,000
September 2015	73,000	$20.91	73,000
As of December 31, 2015	240,000		240,000	$19,980,755